Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – Subsequent Events

Change in Fiscal Year

On September 25, 2018, the Company’s Board of Directors approved a change in the Company’s fiscal year end from December 31 to September 30, effective as of the date of the Board resolution. The Company will file a transition report on Form 10-K with the U.S. Securities and Exchange Commission in connection with its newly adopted fiscal year end.

Extinguishment and Conversion of Convertible Notes and Short-Term Notes

Effective as of July 2, 2018, the Company entered into debt conversion agreements (the “Conversion Agreements”) with each Convertible Note and Short-Term Note subscriber to (i) convert the outstanding principal and accrued and unpaid interest under both the Convertible Notes and the Short-Term Notes into shares of the Company’s common stock based on the Outstanding Balance divided by $1.80 per share (the “Conversion Shares”); (ii) cancel and extinguish the Convertible Notes and Short-Term Notes; and (iii) amend and restate the Warrants, Replacement Warrants and Additional Warrants to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Convertible Notes and Short-Term Notes, the Company issued each subscriber a new warrant (the “Payment Warrants”), exercisable for up to the number of shares of common stock equal to the number of Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share. The Payment Warrants are exercisable commencing on July 2, 2018, and expire on November 21, 2021.

Pursuant to the Conversion Agreements, $1,804,064 of the outstanding principal and interest of the Convertible Notes was converted into 1,002,258 shares of common stock and $259,297 of the outstanding principal and interest of the Short-Term Notes was converted into 144,053 shares of common stock. As of July 2, 2018, 2,482,372 shares of common stock were issuable upon exercise of the Warrants, Replacement Warrants, Additional Warrants and Payment Warrants.

Private Placement and Corresponding Issuance of Common Stock and Warrants

From July 9, 2018 through October 26, 2018, the Company entered into subscription agreements (each, a “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company, in a private placement (the “2018 Private Placement”), agreed to issue and sell to the Purchasers units (each, a “Unit”), each consisting of (i) 1 share (each, a “Share”) of the Company’s common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2018 Warrants”). The initial closing of the 2018 Private Placement was consummated on July 9, 2018 (the “First Closing”). As of October 26, 2018, the Company has issued and sold an aggregate of 469,200 Units to the Purchasers, for total gross proceeds to the Company of approximately $1,173,000, inclusive of the advances received in June 2018 in the amount of $188,000, before deducting offering expenses.

In connection with the 2018 Private Placement, the Company has agreed to issue and sell to accredited investors up to a maximum of 4,000,000 Units (the “Maximum Offering”) at a price of $2.50 per Unit for total gross proceeds to the Company of up to $10,000,000. If the 2018 Private Placement is over-subscribed, the Company may, in its discretion sell up to an additional 600,000 Units (the “Over-Allotment”) to cover such over subscriptions. If the Company issues the Maximum Offering amount, 4,000,000 shares of Common Stock (4,600,000 shares of Common Stock if the Over-Allotment is exercised) would be issuable upon exercise of the 2018 Warrants. The Company may conduct any number of additional closings so long as the final closing occurs on or before October 4, 2018, which period may be extended by the Company in its discretion for up to 90 days as long as the amount of Units sold does not exceed the Maximum Offering and, if applicable, the Over-Allotment. Under the Purchase Agreement, the Company has agreed to use the net proceeds from the 2018 Private Placement to pay the outstanding principal and accrued interest on its 2017 Convertible Notes if such notes do not convert prior to maturity, to pay the principal on its unsecured term loans, for research and development, clinical studies, legal fees and sales and marketing expenses, as well as working capital and general corporate purposes. The Company has granted the Purchasers indemnification rights with respect to its representations, warranties and agreements under the Purchase Agreement.

In connection with the 2018 Private Placement, the Company entered into registration rights agreements with each of the Purchasers pursuant to which the Company has agreed to file a registration statement with the SEC covering the resale of the shares of common stock sold in the 2018 Private Placement and the shares of Common Stock issuable upon exercise of the 2018 Warrants. The Company has agreed to file such registration statement within 75 days of the final closing of the 2018 Private Placement. Each registration rights Agreement includes customary indemnification rights in connection with the registration statement.

The 2018 Warrants are exercisable beginning on the date of issuance and will expire on July 9, 2023, five years from the date of the First Closing. Prior to expiration, subject to the terms and conditions set forth in the 2018 Warrants, the holders of such 2018 Warrants may exercise the 2018 Warrants for shares of Common Stock by providing notice to the Company and paying the exercise price per share for each share so exercised.

In connection with the 2018 Private Placement, the brokers will receive a cash commission equal to 10% of the gross proceeds from the sale of the Units. In addition to the brokers’ commission, the Company will issue 5-year warrants to the brokers to purchase an amount of Common Stock equal to 10% of the total amount of Shares sold in the 2018 Private Placement at an exercise price of $3.45 per share.

NOTE 13 - Subsequent Events

Additional 2017 Convertible Notes

The Company issued additional 2017 Convertible Notes and New Warrants to investors for aggregate gross proceeds of $475,000 from January 2, 2018 to February 13, 2018 of which $125,000 was received from an existing stockholder.  The additional convertible notes and warrants issued have identical terms to the 2017 Convertible Notes and New Warrants disclosed in Note 8 - Convertible Promissory Notes and Warrant Agreements.

Amended and Restated Short-Term Notes

The Short-Term Notes were amended on March 12, 2018. The Amended and Restated Short-Term Notes became convertible promissory notes that bear interest at a fixed rate of 8% per annum and require the Company to repay the principal and accrued and unpaid interest thereon on the maturity date of July 31, 2018 (the “Maturity Date”). Pursuant to the terms of each Amended and Restated Short-Term Note, each subscriber received a replacement warrant (the “Replacement Warrant”) that effectively cancelled the original warrant that would have been issued upon the issuance of such Amended and Restated Short-Term Note. The Amended and Restated Short-Term Note also provided for the issuance of an additional warrant (the “Additional Warrant”).

If the Company raises more than $3,000,000 in an equity or equity-linked financing before the Maturity Date (the “Short-Term Note Qualified Financing”), the outstanding principal and accrued interest (the “Outstanding Balance”) on the Amended and Restated Short-Term Note shall automatically convert into the securities issued by us in the Short-Term Note Qualified Financing (the “New Round Stock”) based on the greater number of such securities resulting from either (i) the Outstanding Balance divided by $1.80 or (ii) the Outstanding Balance multiplied by 1.25, divided by the price paid per security in the Short-Term Note Qualified Financing. If a change of control transaction occurs prior to the earlier of a Short-Term Note Qualified Financing or the Maturity Date, the Amended and Restated Short-Term Notes would, at the election of the holders of a majority of the outstanding principal of the Amended and Restated Short-Term Notes, either become payable on demand as of the closing date of such transaction or become convertible into shares of common stock immediately prior to such transaction at a price per share equal to the lesser of (i) the per share value of the common stock as determined by the Company’s Board of Directors as if in connection with the granting of stock-based compensation or in a private sale to a third party in an arms’ length transaction or (ii) at the per share consideration to be paid in such transaction. The date of a conversion under a Short-Term Note Qualified Financing or a change of control transaction under the terms of the Amended and Restated Short-Term Notes is referred to herein as the “Conversion Date”. The Amended and Restated Notes are unsecured.

Replacement Warrants

Each Replacement Warrant grants the holder the option to purchase up to the number of shares of capital stock of the Company equal to the New Round Stock issued or issuable upon the conversion of the Amended and Restated Short-Term Note held by such holder at a per share exercise price equal to either (i) the actual per share price of New Round Stock if the Amended and Restated Short-Term Note converted in connection with a Short-Term Qualified Financing or (ii) the price at which the Amended and Restated Short-Term Note converted in connection with a change of control transaction. The Replacement Warrants are exercisable commencing on the Conversion Date and expire on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Replacement Warrants are subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

Additional Warrants

Each Additional Warrant grants the holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80. The Additional Warrants are exercisable commencing on the Conversion Date and expire on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Additional Warrants are subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.

Unsecured Loan

On March 20, 2018, the Company received cash gross proceeds from an unsecured loan, represented by a promissory note, for $115,000 from an existing stockholder. The loan is interest free and requires that the Company repay the principal in full on the earlier to occur of (i) March 20, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $3 million in gross proceeds. The loan includes customary events of default.

Consulting Agreement

On February 6, 2018, in consideration for consulting services, the Company agreed to issue to an investor relations firm 250,000 shares of common stock on the following schedule: 100,000 shares of common stock within ten days of executing the agreement, 50,000 shares on the 90th, 180th and 270th day anniversaries of February 6, 2018.